SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract liabilities	$ 489,784	$ 1,028,318